FORWARD FUNDS

Forward SMIDPlus Fund

Supplement dated December 16, 2010

to the

Forward SMIDPlus Fund Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward SMIDPlus Fund Class C Shares Prospectus (the “Load Prospectus”); Forward SMIDPlus Fund Class Z Prospectus (the “Class Z Prospectus”); Summary Prospectus for Investor Class and Institutional Class Shares of the Forward SMIDPlus Fund (the “No-Load Summary Prospectus”); and Summary Prospectus for Class C Shares of the Forward SMIDPlus Fund (the “Load Summary Prospectus”)

each dated September 20, 2010

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward SMIDPlus Fund (the “Fund”), changes to the principal investment strategies and principal risks of the Fund.

Changes to Principal Investment Strategies

Effective immediately, the section titled “Principal Investment Strategies” on page 1 of each of the No-Load Prospectus, the Load Prospectus, the Class Z Prospectus and the No-Load Summary Prospectus and pages 1 and 2 of the Load Summary Prospectus is hereby replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of small and medium capitalization issuers, such as those in the Fund’s benchmark, the Russell 2500 Index (the “Benchmark”). For purposes of the Fund, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in small and medium capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the small and medium capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of November 30, 2010, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.59.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

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Changes to Principal and Non-Principal Risks

Effective immediately, the following three principal risks are hereby added as principal risks of the Fund, as contained in the section titled “Principal Risks” on pages 1 and 2 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus, and page 2 of each of the No-Load Summary Prospectus and the Load Summary Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

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Effective immediately, the two principal risks titled “Equity Securities” and “Small and Medium Capitalization Stocks”, as contained in the section titled “Principal Risks” on page 2 of each of the No-Load Prospectus, the Load Prospectus, the Class Z Prospectus, the No-Load Summary Prospectus and the Load Summary Prospectus, are hereby deleted in their entirety and removed as principal risks of the Fund.

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Effective immediately, the following three principal risks are hereby added as principal risks of the Fund, as contained in the section titled “Principal Risks” on pages 6-8 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management does not expect or if the Fund cannot close out its position in a hedging instrument.

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Effective immediately, the principal risks titled “Equity Securities” and “Small and Medium Capitalization Stocks”, as contained in the section titled “Principal Risks” on pages 6-8 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus, are hereby deleted in their entirety and removed as principal risks of the Fund.

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Effective immediately, the non-principal risks titled “Cash and Cash Equivalents,” “Growth Stocks” and “Value Stocks,” as contained in the section titled “Non-Principal Risks” on pages 8 and 9 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus, are hereby deleted in their entirety and removed as non-principal risks of the Fund.

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Changes to Security Types of the Fund

Effective immediately, the following three security types are hereby added as security types in which the Fund may invest, as contained in the section titled “Security Types of the Fund” on pages 4 and 5 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

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Effective immediately, the security types titled “Equity Securities and Convertible Securities” and “Holding Company Depositary Receipts (“HOLDRs”),” as contained in the section titled “Security Types of the Fund” on pages 4 and 5 of each of the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus, are hereby deleted in their entirety and removed as security types in which the Fund may invest.

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Changes to Tax Disclosure

Effective immediately, the fourth paragraph (including the bullet points that follow directly thereafter) under the heading “Federal Taxes” on pages 17 and 18 of the No-Load Prospectus, page 18 of the Load Prospectus and page 17 of the Class Z Prospectus is hereby replaced in its entirety to read as follows:

Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. The Fund does not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

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SUPP SMIDP STAT 12162010

FORWARD FUNDS

Supplement dated December 16, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

Changes to the Non-Fundamental Investment Restrictions of the Forward SMIDPlus Fund

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Forward SMIDPlus Fund (the “Fund”), changes to the non-fundamental investment restrictions of the Fund. Accordingly, the following revisions are incorporated into the SAI effective immediately:

The second paragraph under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 74 of the SAI is replaced and amended in its entirety to read as follows:

For purposes of the following non-fundamental restrictions numbered 1 through 14, the term “Fund” refers to following Funds only: the Forward Frontier MarketStrat Fund, Forward High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

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Non-fundamental investment restriction number 6 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

6.

Except for the Forward Investment Grade Fixed-Income Fund, each Fund may not invest in Municipal Securities (debt securities issued by states, counties, and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Forward Investment Grade Fixed-Income Fund may invest up to 5% of its net assets in Municipal Securities.

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Non-fundamental investment restriction number 8 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

8.

Each Fund (except for the Forward Mortgage Securities Fund and Forward U.S. Government Money Fund) may invest in foreign securities. The Forward Large Cap Growth Fund and Forward Large Cap Value Fund may only invest in common stocks of foreign issuers that are a component of its benchmark index.

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The first paragraph of non-fundamental investment restriction number 11 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 75 of the SAI is replaced and amended in its entirety to read as follows:

11.

Under normal circumstances, no more than 5% of the net assets of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund and Forward International Equity Fund and no more than 20% of the net assets of the Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward Strategic Alternatives Fund, and Forward Frontier MarketStrat Fund will be comprised of cash or cash equivalents, as discussed below, exclusive of the assets that are segregated or “earmarked” for purposes of meeting segregation requirements under Section 18 of the 1940 Act. Each Fund (other than the Forward U. S. Government Money Fund) may invest up to 5% or 20% of its net assets, as outlined above, in:

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Non-fundamental investment restriction number 12 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

12.

The Funds will not invest in debt securities, including debt securities of foreign issuers or convertible securities, rated by a rating agency such as S&P, Moody’s or Fitch, or if unrated, securities which are deemed by Forward Management and/or a Fund’s sub-advisor at the time of purchase to be of a lesser credit quality than those designated, as follows:

Fund	Rating on individual securities	Rating on aggregate portfolio
Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward International Equity Fund, and Forward Mortgage Securities Fund	less than BBB

Forward U.S. Government Money Fund	less than A

Forward Investment Grade Fixed-Income Fund	less than BBB (S&P) or Baa (Moody’s), except no more than 5% of its assets in securities	The Fund will maintain a minimum dollar weighted average portfolio quality of A as defined by S&P or

	rated BB or lower (S&P) or Ba or lower (Moody’s) or equivalent by Fitch and cannot invest in commercial paper rated lower than A2/P2	equivalent by Moody’s or Fitch as for all ratings

Forward High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a1, 2 or 3 by Moody’s to show the relative standing within the rating category.

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Non-fundamental investment restriction number 13 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

13.

With respect to the stock portion of each portfolio, the Forward Large Cap Growth Fund, Forward Large Cap Value Fund and Forward International Equity Fund shall not deviate from the GICS sector weightings of their respective benchmark indices by the greater of 20% relative to its benchmark or 3% net assets.

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Non-fundamental investment restriction number 14 with respect to the Fund under the heading/subheading “INVESTMENT RESTRICTIONS – Non-Fundamental Investment Restrictions of the Funds (other than the Allocation Funds, Forward Growth Fund, and Forward Banking and Finance Fund)” on page 76 of the SAI is replaced and amended in its entirety to read as follows:

14.

With respect to the stock portion of each portfolio, the Forward Large Cap Growth Fund, Forward Large Cap Value Fund and Forward International Equity Fund shall maintain a weighted median market cap of +/- 20% of their respective benchmark index.

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Additional Investment Technique and Risk Disclosure

The list of investment techniques and risks under the heading “ADDITIONAL INVESTMENT TECHNIQUES AND RISKS” on pages 77-104 of the SAI is supplemented with the following:

Commodity-Linked Securities

Certain Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, Forward Management may seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on a Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

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Changes to Tax Disclosure

The following revisions are incorporated into the SAI effective immediately:

The following paragraph is inserted immediately following the disclosure contained under the heading/sub-heading “TAX CONSIDERATIONS – Distributions” on pages 111-112 of the SAI:

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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The following paragraph is inserted immediately following the fourth paragraph under the heading/sub-heading “TAX CONSIDERATIONS – Foreign Shareholders” on page 113 of the SAI:

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the funds to enable the Funds to determine whether withholding is required.

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The first paragraph under the heading/sub-heading “TAX CONSIDERATIONS – Personal Holding Company” on pages 115-116 of the SAI is replaced and amended in it entirety to read as follows:

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15% (currently scheduled to increase to the rates applicable to ordinary income after 2010). UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

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SUPP SMIDP SAI 12162010